Equity	12 Months Ended
Sep. 24, 2022
Equity [Abstract]
Equity
15. Equity
Prior to the Business Combination, the Company had authorized five classes of membership interests, consisting of a class of common units of the Company known as the Class A Common Units (the “Class A Units”), a class of preferred units of the Company known as the Class B Preferred Units (the “Class B Units”), a class of preferred units of the Company known as the
Class B-1
Preferred Units (the
“Class B-1
Units”), a class of preferred units of the Company known as the
Class B-2
Preferred Units (the
“Class B-2
Units,” and together with the Class B Units and the
Class B-1
Units, the “Preferred Units”) and an additional class of common units of the Company to be granted to employees, officers, and directors pursuant to an incentive plan, known as the Class C Common Units (the “Class C Units” and, together with the Class A Units, the “Common Units,” and the Common Units together with the Preferred Units, the “Units”).
Following the Business Combination, the Company has three classes of common stock, Class A Common Stock,
Class V-1
Common Stock, and
Class V-3
Common Stock (and together, the “Common Stock”).
As the Business Combination is accounted for as a reverse recapitalization, all periods prior to the Business Combination have been retroactively adjusted using the Exchange Ratio as stipulated by the Merger Agreement for the equivalent number of shares outstanding immediately after the Merger to effect the reverse recapitalization. The Class A Units were converted into Common Stock using an exchange ratio of 61.28 per share, the Class B Units were converted into Common Stock using an exchange ratio of 47,508,300.00 per share, the
Class B-1
Units were converted into Common Stock using an exchange ratio of 24,031,400.00 per share, and the Class C Units were converted into Common Stock using an exchange ratio of 58.15 per share. This is presented within the consolidated statements of changes in redeemable preferred and common units and equity (deficit).
Class A Common Stock
The Company is authorized to issue 3,000,000,000 shares of Class A Common Stock, par value $0.0001 per share, of which 57,718,836 shares were issued and outstanding on September 24, 2022.
Voting Rights
Each holder of Class A Common Stock is entitled to one vote for each share of Class A Common Stock held of record by such holder on all matters submitted to a vote of the stockholders. Holders of Class A Common Stock will vote together with other holders of common stock as a single class on all matters (or, if any holders of any series of preferred stock are entitled to vote together with the holders of common stock, as a single class with the holders of such series of preferred stock). Notwithstanding the foregoing, the holders of shares of any series of common stock will be entitled to vote as a separate class upon any amendment to the Company’s certificate of incorporation (“Charter”) (including by merger, consolidation, reorganization or similar event) that would adversely alter or change the powers, preferences or special rights of such series of common stock. Except as expressly required by law, holders of common stock, as such, will not be entitled to vote on any amendment to the Charter (including any certificate of designation) that relates solely to the rights, powers, preferences (or the qualifications, limitations or restrictions thereof) or other terms of one or more outstanding series of preferred stock if the holders of such affected series are entitled, either separately or together with the holders of one or more other such series, to vote thereon pursuant to the Charter (including any certificate of designation) or pursuant to the Delaware General Corporation Law (“DGCL”).
Dividend Rights
Subject to the rights and preferences of any holders of any outstanding series of preferred stock, the holders of Class A Common Stock will be entitled to the payment of dividends and other distributions of cash, stock or property on the Class A Common Stock when, as and if declared by the board of directors in accordance with law.
Liquidation Rights
Subject to the rights and preferences of any holders of any shares of any outstanding series of preferred stock, in the event of any liquidation, dissolution or winding up, whether voluntary or involuntary, the Company’s funds and assets that may be legally distributed to its stockholders will be distributed among the holders of the then-outstanding Class A Common Stock pro rata in accordance with the number of shares of Class A Common Stock held by each such holder.
Other Rights
The holders of Class A Common Stock have no preemptive or conversion rights or other subscription rights. There are no redemption or sinking fund provisions applicable to the Class A Common Stock. The rights, preferences, and privileges of holders of the Class A Common Stock will be subject to those of the holders of any shares of the preferred stock the Company may issue in the future.
Class V-1
Common Stock and
Class V-3
Common Stock
The Company is authorized to issue 1,000,000,000 shares of
Class V-1
Common Stock and 450,000,000 shares of
Class V-3
Common Stock, both which have a par value of $0.0001 and all of which were issued to the Legacy Warehouse unitholders in connection with the Closing of the Business Combination, as described in Note 3,
Business Combination
. As of September 24, 2022 there were 79,237,388 shares of
Class V-1
and 416,933,025 shares of
Class V-3
Common Stock outstanding. In the fourth quarter of fiscal year 2022, the Legacy Warehouse unitholders exchanged 1,607,185 shares of
Class V-1
Common Stock, together with a corresponding number of New Symbotic Holdings Common Units, into an equal number of Class A Common Stock. The Company did not receive any proceeds as a result of this exchange.

Voting Rights
Each holder of
Class V-1
Common Stock is entitled to one vote for each share of
Class V-1
Common Stock held of record by such holder on all matters submitted to a vote of the stockholders, and each holder of
Class V-3
Common Stock is entitled to three votes for each share of
Class V-3
Common Stock held of record by such holder on all matters submitted to a vote of the stockholders. Holders of
Class V-1
Common Stock and
Class V-3
Common Stock will vote together with other holders of common stock as a single class on all matters (or, if any holders of any series of preferred stock are entitled to vote together with the holders of common stock, as a single class with the holders of such series of preferred stock). Notwithstanding the foregoing, the holders of shares of any series of common stock will be entitled to vote as a separate class upon any amendment to the Charter (including by merger, consolidation, reorganization or similar event) that would adversely alter or change the powers, preferences or special rights of such series of common stock. Except as expressly required by law, holders of common stock, as such, will not be entitled to vote on any amendment to the Charter (including any certificate of designation) that relates solely to the rights, powers, preferences (or the qualifications, limitations or restrictions thereof) or other terms of one or more outstanding series of preferred stock if the holders of such affected series are entitled, either separately or together with the holders of one or more other such series, to vote thereon pursuant to the Charter (including any certificate of designation) or pursuant to the DGCL.
Dividend Rights
Except as provided in the Charter with respect to certain stock adjustments, dividends of cash or property may not be declared or paid on shares of
Class V-1
Common Stock or
Class V-3
Common Stock.
Liquidation Rights
The holders of shares of
Class V-1
Common Stock and
Class V-3
Common Stock will not be entitled to receive any the Company’s assets in the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company.
Other Rights
The holders of
Class V-1
Common Stock and
Class V-3
Common Stock have no preemptive or other subscription rights. There are no sinking fund provisions applicable to the
Class V-1
Common Stock or
Class V-3
Common Stock. The rights, preferences and privileges of holders of the
Class V-1
Common Stock and
Class V-3
Common Stock will be subject to those of the holders of any shares of the preferred stock the Company may issue in the future. Subject to the terms of the New Symbotic Holdings LLC Agreement, holders of New Symbotic Holdings Common Units may cause the Company to redeem all or any portion of such holder’s New Symbotic Holdings Common Units, and in connection with such redemption, the Company may be required to deliver Class A common units to such holder.
Conversion of
Class V-3
Common Stock
Class V-3
Common Stock may convert into
Class V-1
Common Stock in certain situations, including automatically seven years following the Business Combination.
Transfer of
Class V-1
Common Stock and
Class V-3
Common Stock
No holder of
Class V-1
Common Stock or
Class V-3
Common Stock may transfer such shares to any person unless such holder also simultaneously transfers an equal number of such holder’s New Symbotic Holdings Common Units to the same person in accordance with the terms of the New Symbotic Holdings LLC Agreement. Upon a transfer of New Symbotic Holdings Common Units in accordance with the New Symbotic Holdings LLC Agreement, an equal number of shares of
Class V-1
Common Stock and/or
Class V-3
Common Stock that

correspond to such New Symbotic Holdings Common Units will automatically and simultaneously be transferred to the same transferee of such New Symbotic Holdings Common Units. Any attempted or purported transfer of shares of
Class V-1
Common Stock and
Class V-3
Common Stock in violation of the foregoing restrictions will be null and void.
Cancellation of
Class V-1
Common Stock and
Class V-3
Common Stock
In the event that any outstanding share of
Class V-1
Common Stock or
Class V-3
Common Stock ceases to be held directly or indirectly by a holder of a New Symbotic Holdings Common Units, such share will automatically be transferred to Symbotic and cancelled for no consideration.
Preferred Stock
The Company is authorized to issue 50,000,000 shares of undesignated preferred stock, par value $0.0001 per share, of which no shares were issued and outstanding on September 24, 2022.
Legacy Warehouse Membership Interests
For the year ended September 25, 2021, the Company was authorized to issue up to 6,426,208 Units in the aggregate, of which 5,997,632 are designated as Class A Units, one Unit is designated as a Class B Unit, two Units are designated as
Class B-1
Units, two Units are designated as
Class B-2
Units and 428,571 Units are designated as Class C Units.
As of September 25, 2021, there were 5,997,632 Class A Units, one Class B Unit, one
Class B-1
Unit and 428,571 Class C Units outstanding.
During the periods ended September 24, 2022 and September 25, 2021, the Company received no member contributions from the holder of the
Class B-1
Unit. The Company recorded a cumulative preferred return with respect to the holder of the
Class B-1
Unit of $8.1 million and $11.1 million for the years ended September 24, 2022 and September 25, 2021, respectively. The Company recorded a cumulative preferred return with respect to the holder of the Class B Unit of $16.1 million and $21.9 million for the years ended September 24, 2022 and September 25, 2021, respectively.
The following conditions applied to the classes of membership interests authorized prior to the Business Combination:
Voting Rights
Each holder of Class A Units and Class C Units shall have the right to one vote per the Class A Unit or Class C Unit, respectively. Except as required by law, the Preferred Units do not have any voting rights.
Preferred Return
The holder of the Preferred Units shall be entitled to receive, in preference to the holders of the Class A Units and the Class C Units, a cumulative preferred return at a rate per annum of 5%, compounded annually, on the unreturned preferred capital of the holder’s Preferred Units (the “Preferred Return”). The Class A Units and Class C Units have no stated returns or dividends.
Liquidation Rights
In the event of liquidation, dissolution, or winding up of the Company, the five classes of membership interests rank in the following order of priority: the
Class B-2
Units are the most senior, followed by
Class B-1
Unit, then the Class B Unit, and then both the Class A Units and Class C Units treated as a single class. The holders of the Preferred Units are entitled to a liquidation preference equal to the sum of the Unreturned Preferred Capital (defined as the initial investment and subsequent contributions, less distributions, if any) and the applicable unpaid Preferred Return (collectively, the “Liquidation Preference”) in the order described in the preceding sentence, prior to any distribution to holders of the Class A Units and Class C Units. Upon the payment in full of the Liquidation Preference, any remaining assets available for distribution shall be distributed ratably to the holders of the Class A Units and Class C Units, however, for the Class C Units only to the extent that the value exceeds the applicable Hurdle Value (see Note 17). Any remaining value that does not exceed the Hurdle Value for any particular Class C Unit shall be distributed to the holders of Class A Units (and any other Class C Units entitled to share in the distribution) based on their respective pro rata holdings of all such Class A (and Class C) Units. The Company classifies its redeemable Preferred Units (Class B,
B-1,
and
B-2
Units) as mezzanine equity, or outside of members’ deficit, because the units contain liquidation features that are not solely within the Company’s control.
As of September 25, 2021, the aggregate Liquidation Preference for the Class B and
B-1
Units was $691.3 million.
Redemption Rights
Upon written notice by the holders of a majority of a class of Preferred Units, the Company shall redeem all of the outstanding Preferred Units of such class. The redemption price payable to each holder of the class of Preferred Units shall equal the Liquidation Preference of the Preferred Units being redeemed. The Class C Units are subject to a put feature that allow holders to redeem vested Class C Units, subject to certain terms and conditions (see Note 17). The Class A Units do not have any redemption rights. Accordingly, the Preferred Units and the Class C Units are classified outside of permanent members’ deficit because they are redeemable by the holders.